Introduction, basis of presentation of the interim condensed consolidated financial statements and other information - Comparative information (Details)	6 Months Ended
Jun. 30, 2023
Mexico, Pesos
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	11.15%
Change in average foreign currency exchange rate (as a percent)	12.84%
United States of America, Dollars
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(2.16%)
Change in average foreign currency exchange rate (as a percent)	1.11%
Brazil, Brazil Real
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	7.51%
Change in average foreign currency exchange rate (as a percent)	0.89%
United Kingdom, Pounds
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	3.35%
Change in average foreign currency exchange rate (as a percent)	(3.86%)
Chile, Pesos
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	4.02%
Change in average foreign currency exchange rate (as a percent)	3.65%
Poland, Zlotych
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	5.60%
Change in average foreign currency exchange rate (as a percent)	0.25%